Total Equity - Shares Outstanding Rollforward (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	1,548,000
Ending balance, shares outstanding	1,548,000	1,548,000
Subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	22,344,796	21,465,089
Interest in subordinate voting shares held through ownership interest in shareholder, beginning balance	(799,230)
Issuances during the year	5,084,961	1,000,000
Purchases for cancellation	(184,367)	(30,732)
Treasury shares acquired	(277,364)	(130,075)
Treasury shares reissued	34,277	40,514
Interest in subordinate voting shares held through ownership interest in shareholder, ending balance	(799,230)	(799,230)
Ending balance, shares outstanding	27,002,303	22,344,796
Common shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	23,093,566
Ending balance, shares outstanding	27,751,073	23,093,566